Balances and Transactions with Related Parties (Details Textual) - ILS (₪) ₪ in Thousands		1 Months Ended
	Apr. 10, 2016	May 28, 2015	Jan. 18, 2015	Aug. 31, 2014	Aug. 31, 2012	Feb. 29, 2012
Balances and Transactions with Related Parties (Textual)
Salary increased						5.00%
Compensation payable						1.75%
Remuneration		₪ 80
Option granted, percentage		2.50%
Employee agreement term			5 years
Percentage of entity revenue					0.50%
Description of transactions with related party	The Audit Committee and the Board of Directors unanimously resolved to approve the payment of NIS 200, to be increased by an additional amount of up to NIS 200 as needed, for the benefit of the Company's CEO.					Pursuant to the amendment, the monthly salary of the Company's CEO will increase by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012.
CFO [Member]
Balances and Transactions with Related Parties (Textual)
Salaries				₪ 10,000
CFO [Member] | Employment Agreement [Member]
Balances and Transactions with Related Parties (Textual)
Salaries				10
Management agreement fees				₪ 25
Employment capacity				60.00%
Employee agreement term				5 years